CONSOLIDATED STATEMENT OF FINANCIAL POSITION (Parenthetical) $ in Millions	Sep. 30, 2025 USD ($)
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents held for sale	$ 3.9